Net cash flow from operating activities	12 Months Ended
Dec. 31, 2017
Net cash flow from operating activities
Net cash flow from operating activities

32 Net cash flow from operating activities

	2017	2016	2015
	£m	£m	£m
Operating profit/(loss) before tax - continuing operations	2,239	(4,082)	(2,703)
Profit before tax - discontinued operations	—	—	1,766
Decrease/(increase) in prepayments and accrued income	1	(42)	410
Interest on subordinated liabilities	572	845	875
Decrease in income accruals	(236)	(444)	(1,075)
Impairment losses/(releases)	493	478	(624)
Loans and advances written-off net of recoveries	(1,054)	(3,586)	(8,789)
Unwind of discount on impairment losses	(86)	(113)	(144)
Profit on sale of property, plant and equipment	(75)	(18)	(91)
Profit on sale of subsidiaries and associates	(155)	(22)	(1,135)
(Profit)/loss on sale of securities	(226)	(71)	4
Charge for defined benefit pension schemes	309	267	523
Pension schemes curtailments or settlements loss/(gain)	66	1	(65)
Cash contribution to defined benefit pension schemes	(627)	(4,786)	(1,060)
Other provisions charged net of releases	1,931	7,216	4,566
Other provisions utilised	(6,477)	(2,699)	(2,202)
Depreciation and amortisation	808	778	1,180
Loss on redemption of own debt	7	126	263
Loss on reclassification to disposal groups	—	—	273
Write down of goodwill and other intangible assets	29	159	1,332
Elimination of foreign exchange differences	(426)	(6,518)	(1,501)
Other non-cash items	21	619	599

Net cash outflow from trading activities	(2,886)	(11,892)	(7,598)

Decrease/(increase) in loans and advances to banks and customers	2,466	(12,960)	58,766
(Increase)/decrease in securities	(1,319)	16,741	13,149
(Increase)/decrease in other assets	(221)	1,195	2,808
Decrease in derivative assets	86,138	15,562	91,311

Changes in operating assets	87,064	20,538	166,034

Increase/(decrease) in deposits by banks and customers	25,449	10,418	(43,597)
Increase/(decrease) in debt securities in issue	3,326	(3,967)	(20,580)
(Decrease)/increase in other liabilities	(381)	(422)	4,465
Decrease in derivative liabilities	(81,969)	(18,258)	(94,951)
Increase/(decrease) in settlement balances and short positions	8,658	104	(2,782)

Changes in operating liabilities	(44,917)	(12,125)	(157,445)

Income taxes paid	(520)	(171)	(73)

Net cash inflow/(outflow) from operating activities	38,741	(3,650)	918